Total Invested Assets and Related Net Investment Income - Cash, Cash Equivalents and Short-term Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement [Abstract]
Cash	$ 2,001	$ 3,068
Cash equivalents	9,169	6,310
Short-term securities	2,003	1,841
Cash, cash equivalents and short-term securities	13,173	11,219	$ 12,278
Less: Bank overdraft, recorded in Other liabilities	0	6
Net cash, cash equivalents and short-term securities	$ 13,173	$ 11,213